Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 117,868	$ 113,154
Investment securities	118,237	110,008
Total assets	1,410,789	1,349,418
Deposits – Business and government	612,267	597,617
Total liabilities	1,332,122	1,274,669
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	5,291	3,773
Trading assets	8	35
Total assets	8	35
Bank's maximum exposure to loss	5,299	3,808
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	3,683	2,304
Trading assets	18	2
Investment securities	804	885
Loans	1,182	704
Other	2
Total assets	2,006	1,591
Bank's maximum exposure to loss	3,296	1,591
Other funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	1,872	833
Investment securities	10	10
Loans	61	59
Other	9
Total assets	80	69
Deposits – Business and government	1,834	833
Other	38
Total liabilities	1,872	833
Bank's maximum exposure to loss	71	69
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	10,846	6,910
Trading assets	26	37
Investment securities	814	895
Loans	1,243	763
Other	11
Total assets	2,094	1,695
Deposits – Business and government	1,834	833
Other	38
Total liabilities	1,872	833
Bank's maximum exposure to loss	$ 8,666	$ 5,468